Potentially Dilutive Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Potentially Dilutive Securities Tables
Potentially Dilutive Securities Excluded From Computation of Diluted Net Loss Per Common Share

The following outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share:

	As of March 31,
	2020	2019
Options to purchase common stock	17,104,649	16,062,922
Warrants to purchase common stock	331,193	331,193
	17,435,842	16,394,115

The following shares subject to outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share as the effect of including such securities would be antidilutive:

	Year Ended December 31,
	2019	2018
Options to purchase common stock	15,881,721	15,409,357
Warrants to purchase common stock	331,193	331,193
	16,212,914	15,740,550